Credit Risk (Tables)	12 Months Ended
Oct. 31, 2025
Credit Risk [Abstract]
Summary of Concentration of Credit Risk
Concentration of Credit Risk
(millions of Canadian dollars, As at
except as noted) Derivative financial
Loans
1,2
Credit Instruments
3,4
instruments
5,6
October 31 October 31 October 31 October 31 October 31 October 31
2025 2024 2025 2024 2025 2024
Canada 69% 66% 30% 32% 28% 28%
United States 30 33 67 64 33 32
United Kingdom – – 1 1 9 9
Europe – other – – 2 2 22 21
Other international 1 1 – 1 8 10
Total 100% 100% 100% 100% 100% 100%
$ 953,300 $ 949,779

$ 388,789 $ 366,706

$ 72,333 $ 69,970
Of the total loans the only industry segment which equalled or exceeded 5 % of the total concentration as at October 31, 2025 was real estate 10% (October 31, 2024 – 10%).
2

Includes loans that are measured at FVOCI.
3

As at October 31, 2025, the Bank had commitments and contingent liability contracts in the amount of $
389

billion (October 31, 2024 – $
367

billion). Included are commitments to extend
credit totalling $ 340

billion (October 31, 2024 – $
322

billion), of which the credit risk is dispersed as detailed in the table above.

4

Of the commitments to extend credit, industry segments which equalled or exceeded
5 % of the total concentration were as follows as at October 31, 2025: financial institutions 22%
(October 31, 2024 – 19%); power and utilities 11% (October 31, 2024 – 11%); government, public sector entities and education 7% (October 31, 2024 – 7%); automotive 7%
(October 31, 2024 – 7%); professional and other services 8% (October 31, 2024 – 8%); sundry manufacturing and wholesale 7% (October 31, 2024 – 7%); telecommunications, cable and media 5% (October 31, 2024 – 5%).
5

As at October 31, 2025, the current replacement cost of derivative financial instruments, excluding the impact of master netting agreements and collateral, amounted to $
72

billion
(October 31, 2024 – $ 70

billion). Based on the location of the ultimate counterparty,

the credit risk was allocated as detailed in the table above. The table excludes the fair value of
exchange traded derivatives.

6

The largest concentration by counterparty type was with financial institutions (including non-banking financial institutions),

which accounted for
74 % of the total as at October 31, 2025
(October 31, 2024 – 66%). The second largest concentration was with governments, which accounted for 16 % of the total as at October 31, 2025 (October 31, 2024 – 24%). No other industry segment exceeded 5 % of the total.

Summary of Gross Maximum Credit Risk Exposure
The following table presents the maximum

exposure to credit risk of financial instruments,

before taking account of any collateral

held or other credit
enhancements.
Gross Maximum Credit Risk Exposure
(millions of Canadian dollars) As at

October 31 October 31
2025 2024
Cash and due from banks $ 7,512 $ 6,437
Interest-bearing deposits with banks 109,417 169,930
Securities
1
Financial assets designated at fair value through

profit or loss
Government and government-insured

securities
3,473 3,056
Other debt securities 3,513 3,361
Trading
Government and government-insured

securities
43,957 46,575
Other debt securities 23,270 22,482
Retained interest 1 1
Non-trading securities at fair value through

profit or loss

Government and government-insured

securities
333 271
Other debt securities 5,346 1,376
Securities at fair value through other

comprehensive income

Government and government-insured

securities
101,234 78,422
Other debt securities 21,800 10,830
Debt securities at amortized cost
Government and government-insured

securities
182,488 205,098
Other debt securities 57,951 66,517
Securities purchased under reverse purchase

agreements
247,078 208,217
Derivatives 2 82,972 78,061
Loans
Residential mortgages 314,706 331,284
Consumer instalment and other personal 256,840 226,333
Credit card 39,370 38,542
Business and government 342,096 353,390
Trading loans 30,032 23,518
Non-trading loans at fair value through profit

or loss

344 3,057
Loans at fair value through other comprehensive

income

288 230
Amounts receivable from brokers, dealers,

and clients
27,345 22,115
Other assets 12,318 12,761
Total assets 1,913,684 1,911,864
Credit instruments
3
388,789 366,706
Unconditionally cancellable commitments

to extend credit
468,663 450,574
Total credit exposure $ 2,771,136 $ 2,729,144
1

Excludes equity securities.
2

The carrying amount of the derivative assets represents the maximum credit risk exposure related to derivative contracts.
3
The balance represents the maximum amount of additional funds that the Bank could be obligated to extend should the contracts be fully utilized. The actual maximum exposure may
differ from the amount reported above. Refer to Note 25 for further details.